Interest and similar income (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of breakdown of the main items

Thousand of reais	2023	2022	2021

Cash and balances with the Brazilian Central Bank	13,807,832	10,202,362	2,581,083
Loans and advances - Credit institutions	2,234,602	2,722,311	1,116,013
Loans and advances - Customers	81,330,804	73,596,047	55,775,027
Debt instruments	24,195,031	22,001,700	16,957,840
Pension Plans (note 21)	36,973	19,587	19,612
Other interest	6,677,465	6,683,111	1,537,733
Total	128,282,707	115,225,118	77,987,308